Securities (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securities gains and losses [Abstract]
Realized gains	$ 152	$ 752
Realized losses	(20)	(42)
Net realized gains	132	710
Credit losses included in securities gains	(30)	(100)
Net securities gains	$ 102	$ 610